LEASES - Cash Flow from operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 42,313	¥ 26,733
Operating leases	¥ 96,348	¥ 112,513
Weighted average remaining lease term, operating leases	3 years 8 months 4 days	3 years 9 months 3 days
Weighted average discount rate, operating leases	5.25%	5.21%